Stock Options - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Mar. 07, 2018	Jan. 30, 2018	May 01, 2016	Aug. 22, 2012	May 31, 2015	Dec. 31, 2011	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		2,800					2,800
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise Price		$ 2.37
Stock issued during period, shares, restricted stock award, net of forfeitures	2,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001						$ 0.001	$ 0.001
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price							$ 2.37
Share-based compensation arrangement by share-based payment award, expiration date		Dec. 31, 2018
Allocated Share-based Compensation Expense							$ 4,305	$ 979	$ 2,409
Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	60.00%
Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	40.00%
Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	40.00%
2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, restricted stock award, net of forfeitures					729,000
Share-based compensation arrangement by share-based payment award, options, grants in period, net of forfeitures					1,341,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price					$ 4.98
Share-based compensation arrangement by share-based payment award, expiration date					Apr. 30, 2023
Share-based compensation arrangement by share-based payment award, plan modification, description and terms							the board of directors approved that an additional 30% of the Options to be vested on December 16, 2016, and restrictions of an additional 30% of the Restricted Shares were removed on December 16, 2016. On April 25, 2018, the board of directors approved that all remaining unvested Options and Restricted Shares that were granted on May 1, 2015 were fully vested on April 25, 2018.
2012 Plan | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage			20.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, percentage of outstanding Stock maximum							10.00%
Share-based compensation arrangement by share-based payment award, options, grants in period, gross						767,000
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise Price						$ 2.37
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value							$ 1,135	384	$ 1,567
Stock options | 2003 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant									42,800
Share based compensation arrangements by share Based payment award options vesting rights percentage							10.00%
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value							$ 13	$ 861	$ 386
Stock options | 2003 Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period							10 years
Stock options | 2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized				4,000,000
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options							$ 0
Employee service Share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition							50 months
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value							$ 413
Stock options | 2012 Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period				10 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.001
Restricted Stock | 2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options							$ 12,561